As filed with the Securities and Exchange Commission on April 30, 1998
	Securities Act Registration	  No. 33 -10830

	Investment Company Act Registration  No.  811-4959


SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
	Pre-Effective Amendment No.		[   ]
	Post-Effective Amendment No. 10		[X]

and/or
REGISTRATION STATEMENT UNDER
	THE INVESTMENT COMPANY ACT OF 1940	[   ]
AMENDMENT NO. 10
	__________________			[ X ]
Smith Barney Variable Account Funds
(a Maryland Corporation)
(Exact Name of Registrant as Specified in Charter)
388 Greenwich Street
New York, New York  10013
(Address of Principal Executive Offices)
(212) 816-6474
(Registrants Telephone Number, including Area Code)
Christina T. Sydor, Secretary
Smith Barney Variable Account Funds
388 Greenwich Street
New York, New York  10013
(Name and Address of Agent for Service)
_____________________
Copies to:
John Baumgardner, Esq.
Sullivan & Cromwell
125 Broad Street
New York, New York  10004
_______________
Approximate Date of Proposed Public Offering:  Continuous.
It is proposed that this filing will become effective (check appropriate box):
[X]	Immediately upon filing pursuant to 	[  ]	On (date) pursuant to
paragraph (b)
	paragraph (b) of Rule 485
[  ]	60 days after filing pursuant to	[  ]
	On (date) pursuant to
	paragraph (a)(1)		paragraph (a)(1)
[  ]	75 days after filing pursuant to	[  ]
	On (date) pursuant to
	paragraph (a)(2)		paragraph (a)(2) of rule 485
If appropriate, check the following box:
[  ]	This post-effective amendment designates
a new effective date for a previously filed post effective amendment.

Title of Securities Being Registered:  Shares of Beneficial Interest


SMITH BARNEY VARIABLE ACCOUNT FUNDS

FORM  N-1A

CROSS REFERENCE SHEET
PURSUANT TO RULE 495(a)


Part A Item No.               	Prospectus Caption

1. Cover Page                 	 Cover Page

2. Synopsis                     	Prospectus Summary

3. Financial Highlights    	Financial Highlights

4. General Description of    	Cover Page; Prospectus
    Registrant                           	Summary; Investment Objective
                                                 	and Management
Policies;
                                                 	Additional Information

5. Management of the Fund     	Management of the Fund; The
                                           	Funds Expenses;
Additional
               	                            	Information

6. Capital Stock and Other        	Investment Objective and
     Securities          	               Management Policies;
                                           		Dividends,
Distributions and
                                         		Taxes; Additional Information

7. Purchase of Securities 		Purchase of Shares; Valuation
    Being Offered                		of Shares; Redemption of
                                           		Shares; Exchange
Privilege;
                                            	Distributor; Minimum Account
                                            	Size; Additional Information

8. Redemption or Repurchase  	Redemption of Shares;
                                                      	Purchase of
Shares; Exchange
                                                      	Privilege

9. Legal Proceedings               	Not Applicable


Part B Item No.                         	Statement of Additional
				Information Caption

10.  Cover Page                         	Cover Page

11.  Table of Contents            	Contents

12.  General Information         	Distributor; Additional
       and Distributor                 	Information

13.  Investment Objectives    	Investment Objective and
       and Policies                      	Management Policies

14.  Management of the        	Management of the Fund;
       Fund 		     	Distributor

15.  Control Persons and      	Management of the Fund
       Principal Holders of
       Securities

16.  Investment Advisory  		Management of the Fund;
      and Other Services          	Distributor

17.  Brokerage Allocation  	Investment Objective and
				Management Policies;
       				Distributor

18.  Capital Stock and other  	Purchase of Shares;
       Securities                          	Redemption of Shares; Taxes

19.  Purchase, Redemption  	Purchase of Shares;
       and Pricing of Securities 	Redemption of Shares;
       Being Offered                    	Valuation of Shares; Exchange
                                           		Privilege; Distributor

20.  Tax Status                       	Taxes

21.  Underwriters                  	Distributor

22.  Calculation of         	   	Performance Data
       Performance Data

23.  Financial Statement     	Financial Statements


SMITH BARNEY VARIABLE ACCOUNT FUNDS

PART A  PROSPECTUS


SMITH BARNEY VARIABLE ACCOUNT FUNDS
388 Greenwich Street
New York, New York 10013
1-800-451-2010

PROSPECTUS

		Smith Barney Variable Account Funds, (the Fund) the investment underlying certain variable annuity and variable life insurance contracts, is an investment company offering a choice of three different Portfolios. Each Portfolio is separately managed to achieve its own investment objective.

			The Income and Growth Portfolio seeks current income and long-term growth of income and capital. It invests primarily, but not exclusively, in common stocks.

			The U.S. Government/High Quality Securities Portfolio seeks high current income and security of principal from a portfolio consisting primarily of U.S. Government Obligations and other high quality fixed income securities.

			The Reserve Account Portfolio seeks current income from a portfolio of money market instruments and other high quality fixed income obligations with limited maturities and employs an immunization strategy to minimize the risk of loss of account value. This Portfolio currently has insufficient assets to enable it to invest in accordance with its investment program.

		Shares of the Fund are offered only to insurance company separate accounts (the Separate Accounts) which fund certain variable annuity and variable life insurance contracts (the Contracts). The Separate Accounts invest in shares of one or more of the Portfolios in accordance with allocation instructions received from Contract owners. Such allocation rights are further described in the accompanying Contract Prospectus.

		This Prospectus sets forth concisely certain information about the
Fund and the Portfolios, including service fees and expenses, that prospective investors will find helpful in making an investment decision. Investors are encouraged to read this Prospectus carefully and retain it for future reference.

		Additional information about the Fund is contained in a Statement of
Additional Information, (the SAI) dated April 30, 1998, that is available upon request and without charge by calling or writing the Fund at the telephone number or address set forth above or by contacting a Smith Barney Financial Consultant. The SAI has been filed with the Securities and Exchange
Commission (the SEC) and is incorporated by reference into this Prospectus in its entirety.

		This Prospectus should be read in conjunction with the prospectus for the Contracts.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


The date of this Prospectus is April 30, 1998.








TABLE OF CONTENTS

Prospectus	Pages

Financial Highlights	3
Valuation of Shares	4
Investment Objectives	4
Funds Investment Program	5
Dividends, Automatic Reinvestment and Taxes	7
Redemption of Shares	7
Performance	7
Management of The Fund	8
Shares of the Fund	9
Additional Information	10






FINANCIAL HIGHLIGHTS
(for a share of beneficial interest in each series outstanding throughout each period):

The following information for each of the years in the nine-year period ended December 31, 1997 has been audited by KPMG
Peat Marwick LLP, independent auditors whose report thereon appears in the Funds Annual Report dated December 31, 1997.
The information set out below should be read in conjunction with the financial statements and related notes that also appear in the Funds 1997 Annual Report, which is incorporated by reference into the SAI.


Income From Investment
Operations

Distribut
ions




Ratios to Average Net
Assets



Year
Ende
d

Net
Asset
Value,
Beginni
ng
of Year


Net
Investm
ent
Income(
1)
Net
Realized
and
Unrealize
d
Gain
(Loss)
on
Investmen
t
Total
Income
(loss)
From
Investm
ent
Operati
ons

Dividend
s
from Net
Investme
nt
Income

Distribut
ions
from Net
Realized
Gains



Total
Distribu
tions

Net
Asset
Value,
End of
Year



Total
Retur
n


Net
Assets
End of
Year
(000s)




Expenses
(1)


Net
Investm
ent
Income


Portf
olio
Turno
ver
Rate
INCOME AND GROWTH PORTFOLIO
1997
14.69
0.47
$3.61
$4.08

$(0.10)
 $(1.38)

$(1.48)

$17.29
$28.1
1
$16,23
6
0.77%
2.18%
38.00
%
1996
15.24
0.57
2.68
3.25
 (0.56)
(3.24)
(3.80)
14.69
21.02
20,812
0.74
2.39
30.00
1995
13.05
0.45
3.12
3.57
(0.44)
(0.94)
(1.38)
15.24
27.56
29,782
0.77
2.77
46.26
1994
14.93
0.39
(0.86)
(0.47)
(0.39)
(1.02)
(1.41)
 13.05
(3.12
)
27,484
0.75
2.49
40.41
1993
14.36
0.57
2.02
2.59
(0.57)
(1.45)
(2.02)
14.93
18.61
30,638
0.75
3.59
70.39
1992
13.76
0.49
1.09
1.58
(0.50)
(0.48)
(0.98)
14.36
11.48
26,501
0.84
3.43
57.49
1991
10.93
0.59
2.82
3.41
(0.58)
-
(0.58)
13.76
31.34
23,764
0.61
4.61
31.86
1990
12.66
0.64
(1.70)
(1.06)
(0.67)
-
(0.67)
10.93
(8.37
)
16,819
0.50
5.86
17.27
1989
(a)
12.50
0.20
 .14
 .34
(0.18)
-
(0.18)
12.66
2.68+
13,346
0.50*
6.43*
8.21
U.S. GOVERNMENT/HIGH QUALITY SECURITIES PORTFOLIO
1997
12.90
 .72
(.02)
 .70
(0.4)
(0.90)
(.94)
12.66
5.43
1,617
1.00
4.33

 .43%
1996
13.66
1.22
(0.76)
(0.46)
(1.22)
-
(1.22)
12.90
3.34
2,876
0.98
6.30
13.00
1995
12.46
0.94
1.20
2.14
(0.94)
-
(0.94)
13.66
17.20
4,856
0.87
6.36
 0.00
1994
13.35
0.84
(0.89)
(0.05)
(0.84)
-
(0.84)
12.46
(0.35
)
4,838
0.76
5.87
36.33
1993
13.44
0.88
(0.08)
0.80
(0.87)
(0.02)
(0.89)
13.35
5.91
5,450
0.74
6.09

4.06
1992
13.45
0.88
0.05
0.93
(0.89)
(0.05)
(0.94)
13.44
6.91
5,516
0.93
6.34
11.10
1991
12.74
0.93
0.67
1.60
(0.87)
(0.02)
(0.89)
13.45
12.58
4,883
0.67
7.05
12.42
1990
12.54
0.83
0.19
1.02
(0.82)
-
(0.82)
12.74
8.11
3,600
0.50
8.31

5.69
1989
(b)
12.50
0.34
0.04
0.38
(0.34)
-
(0.34)
12.54
3.01+
2,151
0.50*
8.31*

-
RESERVE ACCOUNT PORTFOLIO
1997
10.99
 .15
-
 .15
(.25)
(3.19)
(3.44)
7.70
 1.36
97
1.00
1.59
0%
1996
12.71
1.92
(1.72)
0.20
(1.92)
-
(1.92)
10.99
 1.57
435
1.00
4.98
-
1995
12.39
0.73
0.38
1.11
(0.74)
(0.05)
(0.79)
12.71

8.83
2,315
0.97
5.30
16.98
1994
12.75
0.59
(0.34)
0.25
(0.58)
(0.03)
(0.61)
12.39
 1.99
2,528
0.86
4.77
81.28
1993
12.86
0.69
(0.10)
0.59
(0.69)
(0.01)
(0.70)
12.75
 4.59
2,615
0.98
4.90
-
1992
13.08
0.78
(0.15)
0.63
(0.78)
(0.07)
(0.85)
12.86
 4.82
2,974
1.01
5.41
18.41
1991
12.66
0.86
0.48
1.34
(0.89)
(0.03)
(0.92)
13.08
10.64
3,132
0.65
6.61
23.90
1990
12.55
0.93
0.11
1.04
(0.93)
-
(0.93)
12.66
 8.30
2,740
0.50
7.66

7.65
1989
(c)
12.50
0.36
0.05
0.41
(0.36)
-
(0.36)

12,55
3.26+
2,008
0.50*
8.28*
-
1. Under a voluntary fee waiver, the aggregate expenses of the Portfolios may not exceed 1.00% of the average daily net assets for any year. With respect to the U.S. Government/High Quality Securities Portfolio, the investment manager waived a portion of its fees in the amount of $0.80 per share (0.49% of average net assets) and also reimbursed the Portfolio for %719 in expenses for the year ended December 31, 1997. In addition, if such fees were not waived and expenses reimbursed, the net investment income per share and expense ratio would have been $0.64 and 1.49%, respectively, for the year ended
December 31, 1997. With respect to the Reserve Account Portfolio, the investment manager waived a portion of its fees in the amount of $1.61 per share (10.65% of average net assets) in 1997, $0.15 per share (0.45% of average net assets) in 1996 and $0.01 per share (0.05% of average net assets) in 1993. The investment manager also reimbursed the Portfolio for $19,395 and $19,861 in expenses for the years ended December 31, 1997 and 1996, respectively. In addition, if such fees were not waived and expenses reimbursed, the net investment income (loss) per share would have been $(1.76) and $1.27 and the expense ratio would have been 11.65% and 2.79%, for the year ended December 31, 1997 and 1996, respectively. +Total return is not annualized, as the result may not be representative of the total return for the year *annualized (a) From July 20, 1989
(commencement of operations) to December 31, 1989. (b) From July 31, 1989 (commencement of operations to December 31, 1989.
(c) From August 2, 1989 (commencement of operation) to December 31, 1989

		The Fund is intended to provide a suitable investment for variable annuity and variable life insurance contracts (the Contracts) and shares of the Portfolios are offered only for purchase by insurance company separate accounts as an investment for Contracts, as described in the accompanying Contract prospectus.

		Each of the Portfolios has an investment objective similar to an existing (or previously offered) Smith Barney mutual fund. The Income and Growth Portfolio is most similar to Smith Barney Funds, Inc - Large Cap Value Fund, the U.S. Government/High Quality Securities Portfolio is most similar to the previously offered Smith Barney Funds, Inc. U.S. Government Securities
Fund and the Reserve Account Portfolio is most similar to the previously offered Smith Barney Funds Income Return Account Portfolio; and the same experienced professionals who manage the existing Smith Barney Funds, Inc.
Funds also manage the two corresponding Portfolios of the Fund.

		Shares of each Portfolio are offered to Separate Accounts at their net asset value, without a sales charge, next determined after receipt of an order by an insurance company. The offering of shares of a Portfolio may be suspended from time to time and the Fund reserves the right to reject any specific purchase order.

VALUATION OF SHARES

		The net asset value of each Portfolios shares is determined as of the close of regular trading on the New York Stock Exchange (NYSE), which is currently 4:00 P.M. New York City time, on each day that the NYSE is open, by dividing the Portfolios net assets by the number of its shares outstanding. Securities that are listed or traded on a national securities exchange are valued at the last sale on the principal exchange on which they are listed and securities trading on the NASDAQ System are valued at the last sale reported as of the close of the NYSE. If no last sale is reported, the foregoing securities and over-the-counter securities other than those traded on the NASDAQ System, are valued at the mean between the last reported bid and asked prices. Fixed income obligations are valued at the mean of bid and asked prices based on market quotations for those securities or if no quotations are available, then for securities of similar type, yield and maturity. Short-term investments that have a maturity of more than 60 days are valued at prices based on market quotations for securities of similar type, yield and maturity. Short-term investments that have a maturity of 60 days or less are stated at amortized cost, if it approximates market value. The value of other investments of the Fund, if any, including restricted securities, will be determined in good faith at fair value under procedures established by and under the general supervision of the Trustees.

INVESTMENT OBJECTIVES

		The Fund consists of three investment portfolios, the Income and Growth Portfolio, the U.S. Government/High Quality Securities Portfolio and the Reserve Account Portfolio. The Income and Growth Portfolio seeks current income and long-term growth of income and capital by investing primarily, but not exclusively, in common stocks. The U.S. Government/High Quality
Securities Portfolio seeks high current income and security of principal by investing primarily in obligations of the U.S. Government, its agencies or its instrumentalities and other high quality fixed income securities. The
Reserve
Account Portfolio seeks current income from a portfolio of money market instruments and other high quality fixed income obligations with limited maturities and employs an immunization strategy (see below) to minimize the risk of loss of account value, [although it currently has insufficient assets to enable it to pursue its investment objective]. Of course, no assurance can be given that a Portfolios objective will be achieved.


THE FUNDS INVESTMENT PROGRAM

		The Income and Growth Portfolio invests primarily in common stocks offering a current return from dividends and will also normally include some interest-paying fixed income securities (such as U.S. Government securities, investment grade bonds and debentures) and high quality money market instruments (such as commercial paper and repurchase agreements collateralized by U.S. Government securities with broker/dealers or other financial institutions, including the Funds Custodian). At least 65% of the Portfolios assets will at all times be invested in equity securities. The Portfolio may also purchase preferred stocks and convertible securities. Temporary defensive investments or a higher percentage of fixed income securities may be made when deemed advisable. In the selection of common stock investments, emphasis is generally placed on issues with established dividend records as well as potential for price appreciation. From time to time, however, a portion of the assets may be invested in non-dividend paying stocks. The Portfolio may make investments in foreign securities (including EDRs, CDRs and
GDRs) though management currently intends to limit such investments to 5% of the Portfolios assets and an additional 10% of its assets may be invested in American Depository Receipts (ADRs) representing shares in foreign securities that are traded in United States securities markets. The value of an ADR closely reflects the value of the foreign security and any fluctuation in the price of the foreign security will affect the Portfolios share price. (See Additional Information.)

		The U.S. Government/High Quality Securities Portfolio (the Government/High Quality Portfolio) invests primarily in a combination of (i) securities of the U.S. Government, its agencies or its instrumentalities and
(ii) other high quality fixed income securities (including corporate bonds) rated within the two highest categories by a Nationally Recognized Statistical
Rating Organization (NRSRO) such as Standard & Poors Ratings Group (S&P)
(AAA,
AA) or Moodys Investors Service, Inc. (Moodys) (Aaa, Aa) or if unrated, are determined to be of comparable quality by the Manager. Except when the Portfolio is in a temporary defensive investment position, at least 65% of the
Portfolios total assets will be invested in these securities, including the securities held subject to repurchase agreements.

		It is anticipated that a substantial portion of the Portfolios investments will consist of GNMA Certificates, which are mortgage-backed securities representing part ownership of a pool of mortgage loans on which timely payment of interest and principal is guaranteed by the U.S.
Government.
As a hedge against changes in interest rates, the Government/High Quality Portfolio may enter into agreements with dealers in GNMA Certificates whereby the Portfolio agrees to purchase or sell an agreed-upon principal amount of GNMA Certificates at a specified price on a certain date; provided, however, that settlement occurs within 120 days of the trade date. For more detailed information, see Additional Information on page 11. The balance of the investments of the Government/High Quality Portfolio will be fixed income securities of private issuers and money market instruments, including certificates of deposit, bankers acceptances, and commercial paper rated A-1 or A-2 by S&P or Prime-1 or Prime-2 by Moodys.

		The Reserve Account Portfolio currently has insufficient assets to enable it to invest in accordance with its investment policies. Under its investment policies, it invests in high-grade fixed income obligations (including money market instruments) with a maximum maturity of seven years. Such obligations include U.S. Government Obligations; commercial paper rated A-1 or A-2 by S&P or Prime-1 or Prime-2 by Moodys; high quality corporate notes and bonds, including floating rate issues, rated within the two highest categories by an NRSRO such as S&P or Moodys or, if not rated, of comparable quality as determined by the Manager; bankers acceptances; certificates of deposit (see Additional Information); and securities backed by letters of credit. Normally, a portion of the Portfolio will consist of investments that mature in two to seven years; however, it is expected there will be occasions when as much as all of the Portfolio will be invested in money market instruments. This portfolio composition is intended to achieve a higher level of income than would otherwise be available from an exclusively short-term portfolio with substantially less risk than that of a conventional bond or note portfolio. While minor day-to-day price fluctuations are unavoidable, measured over a three-month period, it is believed that the Portfolios immunization strategy will produce sufficient income accrual during adverse market conditions to offset any potential loss in the Portfolio security value.

			None of the Portfolios will engage in the trading of securities for the purpose of realizing short-term profits; however, each Portfolio will adjust its portfolio as considered advisable in view of prevailing or anticipated market conditions and the Portfolios investment objective. Investors should realize that shares of each Portfolio will fluctuate with the market value of the securities in the Portfolio.

		The Fund is subject to diversification requirements promulgated by the
U.S. Treasury Department which, among other things, currently limit each Portfolio to investing no more than 55% of its total assets in any one investment. See Dividends, Distributions and Taxes.

		Each Portfolio may seek to increase its net investment income by lending its securities to brokers, dealers and other financial institutions provided such loans are callable at any time and are continuously secured by cash or U.S. Government Obligations equal to no less than the market value, determined daily, of the securities loaned. Such lending will be limited to not more than one-third of the value of a Portfolios total assets. The Portfolio will continue to be entitled to the interest payable on the loaned security and, in addition, will receive interest on the amount of the loan, less finders, administrative and custodial fees. In the event of the bankruptcy of the other party to the transaction, a Portfolio could experience delays in recovering the securities loaned. To the extent that, in the meantime, the value of the securities may have increased, the Portfolio could experience a loss. In all cases, MMC must find the creditworthiness of the other party to the transaction to be satisfactory under guidelines approved by the Trustees. See the SAI for further information on lending of securities.

		The investment objective and policies of each Portfolio are non-fundamental and, as such, may be modified by the Trustees of the Fund provided such modification is not prohibited by the investment restrictions (which are set forth in the SAI) or applicable law, and any such change will first be disclosed in the then current Prospectus.

Year 2000. The investment management services provided to the Fund by Mutual Management corp (MMC or the Manager) and the services provided to shareholders by Smith Barney, the Funds Distributor, depend on the smooth functioning of their computer systems. Many computer software systems in use today cannot recognize the year 2000, but revert to 1900 or some other date, due to the manner in which dates were encoded and calculated. That failure could have a negative impact on the Funds operations, including the handling of securities trades, pricing and account services. MMC and Smith Barney have advised the Fund that they have been reviewing all of their computer systems and actively working on necessary changes to their systems to prepare for the year 2000 and expect that their systems will be compliant before that date. In addition, MMC has been advised by the Funds custodian, transfer agent and accounting service agent that they are also in the process of modifying their systems with the same goal. There can, however, be no assurance that MMC, Smith Barney or any other service provider will be successful, or that interaction with other non-complying computer systems will not impair Fund services at that time.


DIVIDENDS, AUTOMATIC REINVESTMENT AND TAXES

		Each Portfolio of the Fund intends to qualify as a regulated investment company under the Internal Revenue Code (the Code) and to declare and make annual distributions of substantially all of its taxable income and net taxable capital gains to its shareowners (i.e. the Separate Accounts). Such distributions are automatically invested in additional shares of the Portfolio at net asset value and are includable in gross income of the Separate Accounts holding such shares. See the accompanying Contract Prospectus for information regarding the federal income tax treatment of distributions to the Separate Accounts and to holders of the Contracts.

		Each Portfolio of the Fund is subject to asset diversification regulations promulgated by the U.S. Treasury Department under the Code. The regulations generally provide that, as of the end of each calendar quarter or within 30 days thereafter, no more than 55% of the total assets of the Portfolio may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose all securities of the same issuer are considered a single investment. If a Portfolio should fail to comply with these regulations, Contracts invested in that Portfolio would not be treated as annuity, endowment or life insurance contracts under the Code.

REDEMPTION OF SHARES

		The redemption price of the shares of each Portfolio will be the net asset value next determined after receipt by the Fund of a redemption order from a Separate Account, which may be more or less than the price paid for the shares. The Fund will ordinarily make payment within one business day, though redemption proceeds must be remitted to a Separate Account on or before the seventh day following receipt of proper tender, except on a day on which the NYSE is closed or as permitted by the Securities and Exchange Commission in extraordinary circumstances. Payment to the Contract owner is described in the accompanying Contract Prospectus.

PERFORMANCE

		From time to time the Fund may include a Portfolios total return, average annual total return, yield and current distribution return in advertisements and/or other types of sales literature. These figures are based on historical earnings and are not intended to indicate future
performance.   In addition, these figures will not reflect the deduction of the charges that are imposed on the Contracts by the Separate Account (see the
Contract Prospectus) which, if reflected, would reduce the performance quoted.
Total return is computed for a specified period of time assuming reinvestment of all income dividends and capital gains distributions at net asset value on the ex-dividend dates at prices calculated as stated in this Prospectus, then dividing the value of the investment at the end of the period so calculated by the initial amount invested and subtracting 100%. The standard average annual total return, as prescribed by the Securities and Exchange Commission (SEC), is derived from this total return, which provides the ending redeemable value.
Such standard total return information may also be accompanied with nonstandard total return information over different periods of time by means of aggregate, average, year-by-year, or other types of total return figures.
The yield of a Portfolio refers to the net investment income earned by investments in the Portfolio over a thirty-day period. This net investment income is then annualized, i.e., the amount of income earned by the investments during that thirty-day period is assumed to be earned each 30-day period for twelve periods and is expressed as a percentage of the investments.
The yield quotation is calculated according to a formula prescribed by the SEC to facilitate comparison with yields quoted by other investment companies.
The Fund calculates current distribution return for the Income and Growth Portfolio by dividing the distributions from investment income declared during the most recent twelve months by the net asset value on the last day of the period for which current distribution return is presented. The Fund calculates current distribution return for the U.S. Government Securities Portfolio by annualizing the most recent quarterly distribution from investment income and dividing by the net asset value on the last day of the period for which current distribution return is presented. The Fund calculates current distribution return for the Reserve Portfolio by annualizing the most recent monthly distribution and dividing by the net asset value on the last day of the period for which current distribution return is presented. A Portfolios current distribution return may vary from time to time depending on market conditions, the composition of its investment portfolio and operating expenses. These factors and possible differences in the methods used in calculating current distribution return, and the charges that are imposed on the Contracts by the Separate Account, should be considered when comparing the
Portfolios current distribution return to yields published for other investment companies and other investment vehicles.

MANAGEMENT

		The Trustees are responsible for the direction and supervision of the
Funds business and operations. The Fund employs Mutual Management Corp., formerly Smith Barney Mutual Funds Management Inc., a wholly-owned subsidiary of Salomon Smith Barney Holdings Inc. (Holdings), to manage the day to day operations of each Portfolio pursuant to a management agreement entered into by the Fund on behalf of each Portfolio. Holdings is also the parent company of Smith Barney Inc. (Smith Barney) and is a subsidiary of the Travelers
Group
Inc., a diversified financial service holding company.

		The Manager provides each Portfolio with advice and assistance with respect to the acquisition, holding or disposal of securities and recommendations with respect to other aspects of the business and affairs of each Portfolio and furnishes each Portfolio with bookkeeping, accounting and administrative services, office space and equipment, and the services of the officers and employees of the Fund. By written agreement the Research and other departments and staff of Smith Barney will furnish the Manager with information, advice and assistance and will be available for consultation on the Funds Portfolios, thus Smith Barney may also be considered an investment adviser to the Fund. Smith Barney services are paid for by the Manager;
there
is no charge to the Fund for such services. For the services provided by the Manager, the Fund pays the Manager a fee calculated at the annual rate of 0.60% paid monthly of the average daily net assets of the Income and Growth Portfolio and a fee calculated at the annual rate of 0.45% paid monthly of the average daily net assets of each of the Government/High Quality Portfolio and the Reserve Account Portfolio. The Manager has agreed to waive its fee to the extent that the aggregate expenses of any Portfolio exclusive of taxes, brokerage, interest and extraordinary expenses, such as litigation and indemnification expenses, exceed 1% of the average daily net assets for any fiscal year of the Portfolio. The 1% voluntary expense limitation shall be in effect until it is terminated by notice to shareowners and by supplement to the then current Prospectus. For the Funds last fiscal year the management fee was .60% of the Income and Growth Portfolios average net assets, .45% of the U.S. Government/High Quality Portfolios average net assets and .45% of the
Reserve Account Portfolios average net assets; and total expenses were .77%, 1% and 1%, respectively.

		Smith Barney distributes shares of the Fund as principal underwriter.
In addition, brokerage is allocated to Smith Barney, provided that, in the judgment of the Trustees of the Fund, the commission, fee or other remuneration received or to be received by Smith Barney (or any broker/dealer affiliate of Smith Barney that is also a member of a securities exchange) is reasonable and fair compared to the commission, fee or other remuneration received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during the same or comparable period of time. In all trades to be directed to Smith Barney, the Fund has been assured that its orders will be accorded priority over those received from Smith Barney for its own account or for any of its directors, officers or employees. It may be expected that the preponderance of transactions in the Government/High Quality Portfolio and the Reserve Account Portfolio will be principal transactions. The Fund will not deal with Smith Barney in any transaction in which Smith Barney acts as principal.

		Bruce Sargent is primarily for management of the Income and Growth
Portfolio, Ellen C. Sonsino is a co-portfolio manager of the Portfolio. James Conroy is primarily for management of the U.S. Government/High Quality Securities Portfolio and Patrick Sheehan is primarily responsible for the Reserve Account Portfolio, including making all investment decisions. Mr. Sargent is Managing Director of Smith Barney and has been involved in equity investing for Smith Barney for over 25 years and currently manages approximately $10 billion in assets. Ms. Sonsino is a Managing Director of Smith Barney. She has approximately 20 years of Wall Street experience, and has been with Smith Barney since 1984. Mr. Conroy is Vice President of the Manager and is responsible for managing the day-to-day operations of the U.S. Government Securities Portfolio, including the making of investment decisions.
In addition, Mr. Conroy has also served as Vice President and Investment Officer of Smith Barney Managed Governments Fund Inc. since February 1990 and as First Vice President and Investment Officer of Smith Barney Government Securities Fund since its inception in March 1984. Mr. Sheehan is Managing Director of Smith Barney and Vice President of the Fund and of other investment companies associated with Smith Barney. Prior to joining Smith Barney in January 1992, Mr. Sheehan was a portfolio manager of various fixed-income investment companies of Value Line Inc. from June 1990 through January 1992. From January 1989 through May 1990 Mr. Sheehan was a Senior Vice President of Seamans Bank for Savings in charge of assets & liability management.

		On April 6, 1998, the Travelers Group (Travelers) announced that it had entered into a Merger Agreement with Citicorp. The transaction, which is expected to be completed during the third quarter of 1998, is subject to various regulatory approvals, including approval by the Federal Reserve
Board.
The transaction is also subject to approval by the stockholders of each of Travelers and Citicorp. Upon consummation of the merger, the surviving corporation would be a bank holding company subject to regulation under the Bank Holding Company Act of 1956 (the BHCA), the requirements of the Glass-Steagall Act and certain other laws and regulations. Although the effects of the merger of Travelers and Citicorp and compliance with the requirements of the BHCA and the Glass-Steagall Act are still under review, the MMC does not believe that its compliance with applicable law following the merger of Travelers and Citicorp will have a material adverse effect on its ability to continue to provide the Fund with the same level of investment advisory services that it currently receives.

		The Manager was incorporated on March 12, 1968 under the laws of the
State of Delaware. As of March 31, 1998 the Manager had aggregate assets under the management of approximately $100.5 billion. The Manager, Smith
Barney and Holdings are each located at 388 Greenwich Street, New York, NY 10013. The term Smith Barney in the title of the Fund has been adopted by permission of Smith Barney and is subject to the right of Smith Barney to elect that the Fund stop using the term in any form or combination of its name.

SHARES OF THE FUND

		The Fund, an open-end, diversified, managed investment company, is organized as a Massachusetts business trust pursuant to the Declaration of Trust dated December 18, 1986. The Trustees have authorized the issuance of three series of shares, each representing shares in one of three separate Portfolios - the Income and Growth Portfolio, the U.S. Government/High
Quality
Securities Portfolio and the Reserve Account Portfolio. The Trustees also have the power to create additional series of shares. The assets of each Portfolio will be segregated and separately managed. Each share of a Portfolio represents an equal proportionate interest in that Portfolio with each other share of the same Portfolio and is entitled to such dividends and distributions out of the net income of that Portfolio as are declared in the discretion of the Trustees. Shareowners are entitled to one vote for each share held and will vote by individual Portfolio except to the extent required by the Act. The Fund is not required to hold annual shareowner meetings, although special meetings may be called for the Fund as a whole, or a specific
Portfolio, for purposes such as electing or removing Trustees, changing fundamental policies or approving a management contract. Shareowners may, in accordance with the Declaration of Trust, cause a meeting of shareowners to be held for the purpose of voting on the removal of Trustees. In accordance with current law and as explained further in the accompanying Contract Prospectus, the Separate Account will vote its shares in accordance with instructions received from policyowners.

ADDITIONAL INFORMATION

		GNMA Securities.  Government National Mortgage Association
(GNMA), an
agency of the United States Government, guarantees the timely payment of monthly installments of principal and interest on modified pass-through Certificates, whether or not such amounts are collected by the issuer of these
Certificates on the underlying mortgages. In the opinion of an Assistant Attorney General of the United States, this guarantee is backed by the full faith and credit of the United States. Scheduled payments of principal and interest are made each month to holders of GNMA Certificates (such as the Government/High Quality Portfolio). The average life of GNMA Certificates varies with the maturities of the underlying mortgages (with maximum maturities of 30 years) but is likely to be substantially less than the original maturity of the mortgage pools underlying the securities as a result of prepayments, refinancing of such mortgages or foreclosure. Unscheduled prepayments of mortgages are passed through to the holders of GNMA Certificates at par with the regular monthly payments of principal and interest, which have the effect of reducing future payment on such Certificates.

		GNMA Certificates have historically involved no credit risk; however, due to fluctuations in interest rates, the market value of such securities will vary during the period of a shareholders investment in the Government/High Quality Portfolio. Prepayments and scheduled payments of principal will be reinvested by the Fund in then available GNMA Certificates which may bear interest at a rate lower or higher than the Certificate from which the payment was received. As with other debt securities, the price of GNMA Certificates is likely to decrease in times of rising interest rates; however, in periods of falling interest rates the potential for prepayment may reduce the general upward price increase of GNMA Certificates that might otherwise occur.

		Other U.S. Government Obligations. In addition to GNMA Securities and direct obligations of the U.S. Treasury (such as Treasury Bills, Notes and Bonds), U.S. Government Obligations in which the Fund may invest include: (1) obligations of, or issued by, Banks for Cooperatives, Federal Land Banks, Federal Intermediate Credit Banks, Federal Home Loan Banks, the Federal Home Loan Bank Board, any wholly-owned Government corporation so designated in
Section 9101 (3) of Title 31, or the Student Loan Marketing Association; (2) other securities fully guaranteed as to principal and interest by the United States of America; (3) other obligations of, or issued by, or fully guaranteed as to principal and interest by the Federal National Mortgage Association or any agency of the United States; and (4) obligations currently or previously sold by the Federal Home Loan Mortgage Corporation.

		Bank Obligations. Obligations purchased from U.S. banks or other financial institutions that are members of the Federal Reserve System or the Federal Deposit Insurance Corporation (FDIC) (including obligations of foreign branches of such members) if either: (a) the principal amount of the obligation is insured in full by the FDIC, or (b) the issuer of such obligation has capital, surplus and undivided profits in excess of $100 million or total assets of $1 billion (as reported in its most recently published financial statements prior to the date of investment ). These obligations include:

		Bankers Acceptance:  A short-term credit instrument evidencing the
obligation of a bank to 	pay a draft drawn upon it by a customer.  This
instrument reflects the obligation not only of 	the drawer but also of
the bank to pay the face amount of the instrument upon maturity.

		Certificate of Deposit:  A certificate evidencing the obligation of a
bank to repay funds 	deposited with it earning a specified rate of
interest
over a given period.

		Foreign Securities. Such securities involve considerations that are not ordinarily associated with investing in domestic securities including currency exchange control laws, the possibility of expropriation, seizure, or nationalization of foreign assets, less liquidity and more volatility in foreign securities markets and the impact of political, social or diplomatic developments or the adoption of other foreign government restrictions that might adversely affect the payment of principal, interest or dividends on the securities. Similar considerations may apply to obligations of foreign branches of U.S. banks and to American Depository Receipts.

		Repurchase Agreements. A repurchase agreement arises when the Fund purchases a security for a Portfolio and simultaneously agrees to resell it to the vendor at an agreed-upon future date, normally on the next business day. The resale price is greater than the purchase price, which reflects an agreed-upon rate of return for the period the Portfolio holds the security and which is not related to the coupon rate on the purchased security. The Fund requires continual maintenance of the market value of the collateral in amounts at least equal to the resale price, thus risk is limited to the ability of the seller to pay the agreed-upon amount on the delivery date; however, if the seller defaults, realization upon the collateral by the Fund may be delayed or limited or the Portfolio might incur a loss if the value of the collateral securing the repurchase agreement declines and might incur disposition costs in connection with liquidating the collateral. A Portfolio will only enter into repurchase agreements with broker/dealers or other financial institutions which are deemed creditworthy by the Manager under guidelines approved by the Trustees. It is the policy of the Fund not to invest in repurchase agreements that do not mature within seven days if any such investment together with any other illiquid assets held by the Portfolio amount to more than 10% of that Portfolios total assets.

		The Fund may enter into reverse repurchase agreements on behalf of the
Reserve Account Portfolio and the U.S. Government/High Quality Securities Portfolio. Each of these Portfolios may enter into reverse repurchase agreements with broker/dealers and other financial institutions. Such agreements involve the sale of Portfolio securities with an agreement to repurchase the securities at an agreed-upon price, date and interest payment and have the characteristics of borrowing. Since the proceeds of borrowings under reverse repurchase agreements are invested, this would introduce the speculative factor known as leverage. The securities purchased with the funds obtained from the agreement and securities collateralizing the agreement will have maturity dates no later than the repayment date. Generally the effect of such a transaction is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while in many cases it will be able to keep some of the interest income associated with those securities. Such transactions are only advantageous if the Portfolio has an opportunity to earn a greater rate of interest on the cash derived from the transaction than the interest cost of obtaining that cash. Opportunities to realize earnings from the use of the proceeds equal to or greater than the interest required to be paid may not always be available, and the Fund intends to use the reverse repurchase technique only when the Manager believes it will be advatageous to the Portfolios assets. The Funds custodian bank will maintain a segregated account for the Portfolio with securities having a value equal to or greater than such commitments.

		Delayed Delivery. A delayed delivery transaction involves the purchase of securities at an agreed-upon price on a specified future date. At the time the Fund enters into a binding obligation to purchase securities on a delayed delivery basis the Portfolio will establish with the Custodian a segregated account with assets of a dollar amount sufficient to make payment for the securities to be purchased. The value of the securities on the delivery date may be more or less than their purchase price. Securities purchased on a delayed delivery basis do not generally earn interest until their scheduled delivery date.






PART B  STATEMENT OF ADDITIONAL INFORMATION




April 30, 1998

SMITH BARNEY VARIABLE ACCOUNT FUNDS
388 Greenwich Street
New York, New York  10013

STATEMENT OF ADDITIONAL INFORMATION

	Shares of the Smith Barney Variable Account Funds (the
Fund) are offered with a choice of three
Portfolios:

	The Income and Growth Portfolio seeks current income and long-term growth of income and capital. This
Portfolio invests primarily, but not exclusively, in common stocks.

	The U.S. Government/High Quality Securities Portfolio seeks high current income and security of principal from a portfolio consisting primarily of U.S.
Government Obligations and other high quality fixed income securities.

	The Reserve Account Portfolio seeks current income from a portfolio of money market instruments and other high quality fixed income obligations.

This Statement of Additional Information (the SAI) is not a Prospectus. It is intended to provide more detailed information about the Fund as well as matters already discussed in the Prospectus and therefore should be read in conjunction with the April 30, 1998 Prospectus which may be obtained from the Fund or your Smith Barney Financial Consultant. Shares of the Fund may only be purchased by insurance company separate accounts.

TABLE OF CONTENTS

Statement of Additional
Information
Pages


Trustees and Officers
2 - 3


Investment Policies
3 - 5


Investment Restrictions
5 - 6


Performance Information
6 - 8


Determination of Net Asset
Value
8


Redemption of Shares
8


Custodian
8


Counsel
8


Independent Auditors
8


The Fund
8 - 9


Management Agreements
 9- 11


Voting Rights
11


Financial Statements
11 - 12


Appendix-Ratings of Debt
Obligations
12 - 15



TRUSTEES AND OFFICERS

DONALD R. FOLEY, Trustee
Retired, 3668 Freshwater Drive, Jupiter, Florida 33477. Director of ten investment companies associated with Smith Barney.
Formerly Vice President of Edwin Bird Wilson, Incorporated
(advertising); Age 75

PAUL HARDIN, Trustee
Professor of Law at the University of North Carolina at Chapel Hill, University of North Carolina, 103 S. Building, Chapel Hill, North Carolina 27599; Director of twelve investment companies associated with Smith Barney; and a Director of The Summit Bancorporation; Formerly, Chancellor of the University of North Carolina at Chapel Hill, University of North Carolina; Age 65.

*HEATH B. McLENDON, Chairman of the Board and Chief Executive
Officer
Managing Director of Smith Barney ; Director of forty-two investment companies associated with Smith Barney; Chairman of the Manager; Chairman of the Board of Smith Barney Strategy Advisors Inc.; prior to July 1993, Senior Executive Vice President of Shearson Lehman Brothers; Vice Chairman of the Board of Asset Management; Age 64.

RODERICK C. RASMUSSEN, Trustee
Investment Counselor, 81 Mountain Road, Verona, New Jersey 07044.
Director of ten investment companies associated with Smith Barney. Formerly Vice President of Dresdner and Company Inc. (investment counselors); Age 71.

JOHN P. TOOLAN, Trustee
Retired, 13 Chadwell Place, Morristown, New Jersey 07960. Director of ten investment companies associated with Smith Barney. Formerly, Director and Chairman of the Smith Barney Trust Company, Director of Smith Barney Holdings Inc. and the Manager and Senior Executive Vice President, Director and Member of the Executive Committee of Smith Barney; Age 67.

*LEWIS E. DAIDONE, Senior Vice President and Treasurer
Managing Director of Smith Barney, Senior Vice President and
Treasurer of forty-two investment companies associated with Smith
Barney, and Director and Senior Vice President of the Manager; Age
40.

*BRUCE D. SARGENT, Vice President and Investment Officer
Managing Director of Smith Barney, Vice President and Director of the Manager, Director and Vice President of three investment companies associated with Smith Barney; Age 54.

*THOMAS M. REYNOLDS, Controller and Assistant Secretary
Director of Smith Barney and Controller and Assistant Secretary of thirty-seven investment companies associated with Smith Barney. Prior to September 1991, Assistant Treasurer of Aquila Management Corporation and its associated investment companies; Age 38.

*CHRISTINA T. SYDOR, Secretary
Managing Director of Smith Barney and Secretary of forty-two investment companies associated with Smith Barney; Secretary and General Counsel of the Manager; Age 47.

On April 8, 1998, Trustees and officers owned in the aggregate less than 1% of the outstanding securities of the Fund.
___________________
*	Designates interested persons as defined in the Investment
Company Act of 1940 whose business address is 388 Greenwich
Street, New York, New York 10013. Such persons are not separately compensated for their services as Fund officers or Trustees.

The following table shows the compensation paid by the Fund to each person who was a Trustee during the Funds last fiscal year. None of the officers of the Fund received any compensation from the Fund for such period. Officers and interested Trustees of the Fund are compensated by Smith Barney.


COMPENSATION TABLE





Name of Person


Aggregate
Compensation
from the
Fund

Pension or
Retirement
Benefits
Accrued as
Part of Funds
Expenses

Total
Compensation
from Fund
Complex
Total Number of
Funds for Which
Person Serves
within
Fund Complex
Joseph H.
Fleiss**+
$1,510.
00
$0
$54,900
10
Donald R.
Foley**
1,510.0
0
0
55,400
10
Paul Hardin
1,519.0
0
0
73,000
12
Francis P.
Martin**
1,219.0
0
0
53,000
10
Heath B.
McLendon*
    -0-
0

-0-
42
Roderick C.
Rasmussen
1,219.0
0
0
55,400
10
John P. Toolan**
1,519.0
0
0
55,400
10

________________________________________
  * 	Designates a trustee who is an interested person of the
Fund.

**	Pursuant to a deferred compensation plan, the indicated persons elected to defer the following amounts of their compensation from the Fund: Joseph H. Fleiss: $9, Donald R. Foley: $9, Francis P.
Martin: $300 and John P. Toolan: $1,519, and the following amounts of their total compensation from the Fund Complex: Joseph H.
Fleiss: $21,000, Donald R. Foley: $21,000, Francis P. Martin:
$53,000 and John P. Toolan: $55,400

+	Effective January 1, 1998, Mr. Fleiss became a Trustee Emeritus.
Upon attainment of age 72 the Funds current Trustees may elect to change to emeritus status. Any directors elected or appointed to the Board of Directors in the future will be required to change to emeritus status upon attainment of age 80. Trustees Emeritus are entitled to serve in emeritus status for a maximum of 10 years during which time they are paid 50% of the annual retainer fee and meeting fees otherwise applicable to the Funds directors, together with reasonable out-of-pocket expenses for each meeting attended. During the Funds last fiscal year aggregate compensation from the Fund to Emeritus Trustees totaled $610.


INVESTMENT POLICIES

		The Fund effects portfolio transactions with a view towards attaining the investment objective of each Portfolio and is not limited to a predetermined rate of portfolio turnover. A high portfolio turnover results in correspondingly greater transaction costs. See Management in the Prospectus.

		Each Portfolio may seek to increase its net investment income by lending its securities provided such loans are callable at any time and are continuously secured by cash or U.S.
Government obligations equal to no less than the market value, determined daily, of the securities loaned. The Portfolio will receive amounts equal to dividends or interest on the securities loaned. It will also earn income for having made the loan because cash collateral pursuant to these loans will be invested in short-term money market instruments. In connection with lending of securities the Fund may pay reasonable finders, administrative and custodial fees. Management will limit such lending to not more than one-third of the value of a Portfolios total assets.
Where voting or consent rights with respect to loaned securities pass to the borrower, management will follow the policy of calling the loan, in whole or in part as may be appropriate, to permit the exercise of such voting or consent rights if the issues involved have a material effect on the Portfolios investment in the securities loaned. Apart from lending its securities and acquiring debt securities of a type customarily purchased by financial institutions, none of the Portfolios will make loans to other persons.

		The Funds Declaration of Trust permits the Trustees to establish additional Portfolios of the Fund from time to time.
The investment objectives, policies and restrictions applicable to additional Portfolios would be established by the Trustees at the time such Portfolios were established and may differ from those set forth in the Prospectus and this SAI.

	Additional Policies - Income and Growth Portfolio.

		Although the Portfolio may, as described below, sell short against the box, buy or sell puts or calls and borrow money, it has no intention of doing so in the foreseeable future.
Similarly, although the Portfolio may invest in foreign securities and lend money or assets, as described in investment restriction 9 on page 6, the Portfolio does not currently intend to commit more than 5% of its assets to investments in foreign securities
(including EDRs, CDRs and GDRs) and an additional 10% of its assets in American Depositary Receipts representing shares in foreign securities which are traded in United States securities markets, nor does it intend to engage in loans other than short-term loans. If in seeking to achieve its investment objectives the Fund believes opportunities warrant its investment in foreign securities, management would give appropriate consideration, in its judgment, to risks that may be associated with foreign investments, including currency exchange control regulations and costs, the possibility of expropriation, seizure, or nationalization of foreign deposits, less liquidity and volume and more volatility in foreign securities markets and the impact of political, social, economic or diplomatic developments or the adoption of other foreign government restrictions that might adversely affect the payment of principal and interest on securities in the Portfolio. If it should become necessary, the Fund might encounter greater difficulties in invoking legal processes abroad than would be case in the United States. In addition, there may be less publicly available information about a non-U.S. company, and non-U.S. companies are not generally subject to uniform accounting and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies. Furthermore, some of these securities may be subject to foreign brokerage and withholding taxes.

		While the Portfolio is permitted to invest in warrants (including 2% or less of the Portfolios total net assets in warrants that are not listed on the New York Stock Exchange or American Stock Exchange), the Portfolio has no intention of doing so in the foreseeable future. For purposes of computing the foregoing percentage, warrants acquired by the Portfolio in units or attached to securities will be deemed to be without value.

		In addition, although the Income and Growth Portfolio may buy or sell covered put and covered call options up to 15% of its net assets, (including collars, caps, floor and swaps) provided such options are listed on a national securities exchange, the Portfolio does not currently intend to commit more than 5% of its assets to be invested in or subject to put and call options. A call option gives a holder the right to purchase a specific stock at a specified price referred to as the exercise price, within a specific period of time (usually 3, 6, or 9 months). A put option gives a holder the right to sell a specific stock at a specified price within a specified time period. The initial purchaser of a call option pays the writer a premium, which is paid at the time of purchase and is retained by the writer whether or not such option is exercised. Put and call options are currently traded on The Chicago Board Options Exchange and several other national exchanges. Institutions, such as the Fund, that sell (or write) call options against securities held in their investment portfolios retain the premium. If the writer determines not to deliver the stock prior to the options being exercised, the writer may purchase in the secondary market an identical option for the same stock with the same price and expiration date in fulfillment of the obligation. In the event the option is exercised the writer must deliver the underlying stock to fulfill the option obligation. The brokerage commissions associated with the buying and selling of call options are normally proportionately higher than those associated with general securities transactions.

		The Portfolio may invest in investment grade bonds, i.e. U.S. Government obligations or bonds rated in the four highest rating categories of a nationally recognized statistical rating organization (an NRSRO), such as those rated Aaa, Aa, A and Baa by Moodys Investors Service, Inc. (Moodys) or AAA, AA, A and
BBB by Standard & Poors Ratings Group (S&P).


INVESTMENT RESTRICTIONS

		The Fund has adopted the following restrictions and fundamental policies that cannot be changed without approval by a vote of a majority of the outstanding voting securities of each Portfolio affected by the change as defined in the Investment Company Act of 1940 (the Act) and Rule 18f-2 thereunder (see Voting).

		Without the approval of a majority of its outstanding voting securities, the Income and Growth Portfolio may not:

		1. With respect to 75% of its assets, invest more than 5% of the value of its total assets in any one issuer, except securities of the U.S. Government, its agencies or its instrumentalities; 2. Invest more than 25% of the value of its total assets in any one industry, except that securities of the U.S. Government, its agencies and instrumentalities are not considered an industry for purposes of this limitation; 3.
Purchase securities on margin; 4. Make short sales of securities or maintain a short position unless at all times when a short position is open, the Portfolio owns or has the right to obtain, at no added cost, securities identical to those sold short; 5.
Borrow money, except as a temporary measure for extraordinary or emergency purposes, and then not in excess of the lesser of 10% of its total assets taken at cost or 5% of the value of its total assets; or mortgage or pledge any of its assets,. except to secure such borrowings; 6. Act as an underwriter of securities except to the extent the Fund may be deemed to be an underwriter in connection with the sale of portfolio holdings; 7. Invest in real estate (the purchase by the Portfolio of securities for which there is an established market of companies engaged in real estate activities or investments shall not be deemed to be prohibited by this fundamental investment limitation); 8. Purchase or sell commodities; and 9. Make loans, except the Portfolio will purchase debt obligations, may enter into repurchase agreements and may lend its securities.

		Without the approval of a majority of its outstanding voting securities the U.S. Government/High Quality Securities Portfolio may not:

		1. With respect to 75% of its assets, invest more than 5% of the value of its total assets in any one issuer, except securities of the U.S. Government, its agencies or instrumentalities; 2. Invest more than 25% of the value of its total assets in any one industry, except that securities of the U.S. Government, its agencies and instrumentalities are not considered an industry for purposes of this limitation; 3.
Purchase securities on margin; 4. Sell securities short (provided however the Portfolio may sell short if it maintains a segregated account of cash or U.S. Government obligations with the Custodian, so that the amount deposited in it plus the collateral deposited with the broker equals the current market value of the securities sold short and is not less than the market value of the securities at the time they were sold short); 5. Borrow money, except from banks for temporary purposes and then in amounts not in excess of 5% of the value of its assets at the time of such borrowing; or mortgage, pledge or hypothecate any assets except in connection with any such borrowing and in amounts not in excess of 7 1/2% of the value of the Funds assets at the time of such borrowing.
(This borrowing provision is not for investment leverage, but solely to facilitate management of the Portfolio by enabling it to meet redemption requests where the liquidation of portfolio securities is deemed to be disadvantageous or inconvenient.)
Borrowings may take the form of a sale of portfolio securities accompanied by a simultaneous agreement as to their repurchase; 6.
Act as an underwriter of securities except to the extent the Fund may be deemed to be an underwriter in connection with the sale of portfolio holdings; 7. Invest in real estate (the Portfolio, however, will purchase mortgage-related securities); 8. Purchase or sell commodities; and 9. Make loans, except the Portfolio will purchase debt obligations, may enter into repurchase agreements and may lend its securities.

		Without the approval of a majority of its outstanding voting securities the Reserve Account Portfolio may not:

		1. With respect to 75% of its assets, invest more than 5% of its assets in the securities of any one issuer, except securities of the U.S. Government, its agencies or instrumentalities; 2. Invest more than 25% of the value of its total assets in any one industry, except that securities of the U.S. Government, its agencies and instrumentalities are not considered an industry for purposes of this limitation; 3.
Purchase securities on margin; 4.  Sell securities short; 5.
Borrow money except from banks for temporary purposes in an amount up to 10% of the value of its total assets and may mortgage or pledge its assets in an amount up to 10% of the value of its total assets only to secure such borrowings. The Portfolio will borrow money only to accommodate requests for the redemption of shares while effecting an orderly liquidation of portfolio securities or to clear securities transactions and not for leveraging purposes.
This restriction shall not be deemed to prohibit the Portfolio from entering into reverse repurchase agreements so long as not more than 33 1/3% of the Portfolios total assets are subject to such agreements; 6. Act as an underwriter of securities except to the extent the Fund may be deemed to be an underwriter in connection with the sale of portfolio holdings; 7. Invest in commodities; and 8. Make loans, except the Portfolio will purchase debt obligations, may enter into repurchase agreements and may lend its securities.

		The restrictions below are non-fundamental and may be changed by the Trustees without shareholder approval or ratification. Each of the Portfolios may not:

		1. Invest more than 5% of its total assets in issuers with less than three years of continuous operation (including that of predecessors) or so-called unseasoned equity securities that are not either admitted for trading on a national stock exchange or regularly quoted in the over-the-counter market (this restriction, however, would not apply to a newly created agency or instrumentality of the U.S. Government); 2. Purchase more than 10% of any class of the outstanding securities, or any class of voting securities, of any issuer; 3. Invest in or hold securities of an issuer if those officers and Trustees of the Fund, its Manager, or Smith Barney owning beneficially more than 1/2 of 1% of the securities of such issuer together own more than 5% of the securities of such issuer; 4. Purchase securities of another investment company except as part of a merger, consolidation or acquisition or as permitted by Section l2(d)(l) of the Investment
Company Act of 1940; 5. Have more than 15% of its net assets at any time invested in or subject to puts, calls or combinations thereof and may not purchase, sell or write options that are not listed on a national securities exchange; 6. Invest in interests in oil or gas or other mineral exploration or development programs; and 7. The U.S. Government/High Quality Securities
Portfolio and the Reserve Account Portfolio each may not purchase common stocks, preferred stocks, warrants or other equity securities.

		The foregoing percentage restrictions apply at the time an investment is made; a subsequent increase or decrease in percentage may result from changes in values or net assets.


PERFORMANCE INFORMATION

		From time to time the Fund may advertise a Portfolios total return, average annual total return, yield and current distribution return in advertisements and other types of sales literature. These figures are based on historical earnings and are not intended to indicate future performance. In addition, these figures will not reflect the deduction of the charges that are imposed on the Contracts by the Separate Account (see Contract prospectus) which, if reflected, would reduce the performance quoted. The total return shows what an investment in the Portfolio would have earned over a specified period of time (one, five or ten years) assuming that all distributions and dividends by the Portfolio were invested on the reinvestment dates during the period less all recurring fees.

		Each Portfolios total return and average annual total return for the one and five year periods, and since each Portfolios inception date is shown below.

Portfolio
Total Returns as of 12/31/97

1 year
5 year
Since Inception




Income and Growth
Portfolio
	28.11%

126.90%
	212.57%
U.S. Govt/High
Quality
        Securities
Portfolio
	 5.43
	34.75
	 80.62
Reserve Account
Portfolio
	 1.36
	19.52
	 55.00

	Portfolio
Average Annual Total Returns as of
12/31/97

1 year
5 year
Since Inception




Income and Growth
Portfolio
	28.11%

17.81%
	14.43%
U.S. Govt/High
Quality
      Securities
Portfolio
	 5.43
	6.15
	  7.27
Reserve Account
Portfolio
	 1.36
	3.63
	  5.35


		Each Portfolios yield is computed by dividing the net investment income per share earned during a specified thirty day period by the net asset value per share on the last day of such period and annualizing the result. For purposes of the yield calculation, interest income is determined based on a yield to maturity percentage for each long-term fixed income obligation in the portfolio; income on short-term obligations is based on current payment rate.

		The Fund calculates current distribution return for each Portfolio by dividing the distributions from investment income declared during the most recent twelve months by the net asset value on the last day of the period for which current distribution return is presented. From time to time, the Fund may include its current distribution return in information furnished to present or prospective shareowners.

		A Portfolios current distribution return may vary from time to time depending on market conditions, the composition of its investment portfolio and operating expenses. These factors and possible differences in the methods used in calculating current distribution return, and the charges that are imposed on the Contracts by the Separate Account, should be considered when comparing a Portfolios current distribution return to yields published for other investment companies and other investment vehicles. Current distribution return should also be considered relative to changes in the value of the Portfolios shares and to the risks associated with the Portfolios investment objective and policies. For example, in comparing current distribution returns with those offered by Certificate of Deposit (CDs), it should be noted that CDs are insured (up to $100,000) and offered a fixed rate of return. Returns of the Reserve Account Portfolio may from time to time be compared with returns of money market funds measured by Donoghues Money Fund Report, a widely-distributed publication on money market funds.

		Performance information may be useful in evaluating a Portfolio and for a providing a basis for comparison with other financial alternatives. Since the performance of each Portfolio changes in response to fluctuations in market conditions, interest rate and Portfolio expenses, no performance quotation should be considered a representation as to the Portfolios performance for any future period.


DETERMINATION OF NET ASSET VALUE

		The net asset value of each Portfolios share will be determined on any day that the New York Stock Exchange is open.
The New York Stock Exchange is closed on the following holidays:
New Years Day, Martin Luther King Jr. Day, Washingtons Birthday, Good Friday, Memorial Day, Independence Day, Labor Day,
Thanksgiving Day and Christmas Day.

REDEMPTION OF SHARES

		Redemption payments shall be made wholly in cash unless the Trustees believe that economic conditions exist that would make such a practice detrimental to the best interests of the Fund and its remaining shareowners. If a redemption is paid in portfolio securities, such securities will be valued in accordance with the procedures described under Valuation of Shares in the Prospectus and a shareholder would incur brokerage expenses if these securities were then converted to cash.

CUSTODIAN

		Portfolio securities and cash owned by the Fund are held in the custody of PNC Bank, National Association, 17th and Chestnut
Streets, Philadelphia, PA 19103 (foreign securities, if any, will be held in the custody of The Chase Manhattan Bank, N.A.).

COUNSEL

		Sullivan & Cromwell serves as legal counsel to the Funds. The Independent Directors of the Fund have selected Sullivan &
Cromwell as their legal counsel.


INDEPENDENT AUDITORS

		KPMG Peat Marwick LLP, 345 Park Avenue, New York, NY 10154, has been selected as the Funds independent auditors to examine and report on the Funds financial statements and highlights for the fiscal year ending December 31, 1998.

THE FUND

		Pursuant to the Declaration of Trust, the Trustees have authorized the issuance of three series of shares, each representing shares in one of three separate Portfolios - the Income and Growth Portfolio, the U.S. Government/High Quality Securities Portfolio and the Reserve Account Portfolio. Pursuant to such authority, the Trustees may also authorize the creation of additional series of shares and additional classes of shares within any series (which would be used to distinguish among the rights of different categories of shareholders, as might be required by future regulations or other unforeseen circumstances).
The investment objectives, policies and restrictions applicable to additional Portfolios would be established by the Trustees at the time such Portfolios were established and may differ from those set forth in the Prospectus and this SAI. In the event of liquidation or dissolution of a Portfolio or of the Fund, shares of a Portfolio are entitled to receive the assets belonging to that Portfolio and a proportionate distribution, based on the relative net assets of the respective Portfolios, of any general assets not belonging to any particular Portfolio that are available for distribution.

		The Declaration of Trust may be amended only by a majority shareholder vote as defined therein, except for certain amendments that may be made by the Trustees. The Declaration of Trust and the By-Laws of the Fund are designed to make the Fund similar in most respects to a Massachusetts business corporation.
The principal distinction between the two forms relates to shareowner liability described below. Under Massachusetts law, shareowners of a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust, which is not the case with a corporation. The Declaration of Trust of the Fund provides that shareowners shall not be subject to any personal liability for the acts or obligations of the Fund and that every written obligation, contract, instrument or undertaking made by the Fund shall contain a provision to the effect that the shareowners are not personally liable thereunder.

		Special counsel for the Fund are of the opinion that no personal liability will attach to the shareowner under any undertaking containing such provision when adequate notice of such provision is given, except possibly in a few jurisdictions. With respect to all types of claims in the latter jurisdictions and with respect to tort claims, contract claims where the provision referred to is omitted from the undertaking, claims for taxes and certain statutory liabilities in other jurisdictions, a shareowner may be held personally liable to the extent that claims are not satisfied by the Fund; however, upon payment of any such liability the shareowner will be entitled to reimbursement from the general assets of the Fund. The Trustees intend to conduct the operations of the Fund, with the advice of counsel, in such a way so as to avoid, as far as possible, ultimate liability of the shareowners for liabilities of the Fund.

		The Declaration of Trust further provides that no Trustee, officer or employee of the Fund is liable to the Fund or to a shareowner, except as such liability may arise from his or its own bad faith, willful misfeasance, gross negligence, or reckless disregard of his or its duties, nor is any Trustee, officer or employee personally liable to any third persons in connection with the affairs of the Fund. It also provides that all third persons shall look solely to the Fund property or the property of the appropriate Portfolio of the Fund for satisfaction of claims arising in connection with the affairs of the Fund or a particular Portfolio, respectively. With the exceptions stated, the Declaration of Trust provides that a Trustee, officer or employee is entitled to be indemnified against all liability in connection with the affairs of the Fund.

		The Fund shall continue without limitation of time subject to the provisions in the Declaration of Trust concerning termination of the trust or any of the series of the trust by action of the shareowners or by action of the Trustees upon notice to the shareowners.

		The term Smith Barney in the title of the Fund has been adopted by permission of Smith Barney and is subject to the right of Smith Barney to elect that the Fund stop using the term in any form or combination of its name.


MANAGEMENT AGREEMENTS

		The Trustees are responsible for the direction and supervision of the Funds business and operations. Mutual
Management Corp. (the Manager) manages the day to day operations of Portfolio pursuant to a management agreement entered into by the Fund on behalf of each Portfolio.

		The Manager provides each Portfolio with advice and assistance with respect to the acquisition, holding or disposal of securities and recommendations with respect to other aspects of the business and affairs of each Portfolio and furnishes each Portfolio with bookkeeping, accounting and administrative services, office space and equipment, and the services of the officers and employees of the Fund. By written agreement Smith Barneys Research and other departments and staff will furnish the Manager with information, advice and assistance and will be available for consultation on the Funds Portfolios, thus Smith Barney may also be considered an investment adviser to the Fund. Smith Barneys services are paid for by the Manager; there is no charge to the Fund for such services. For the services provided by the Manager, the Fund pays the Manager monthly fees equal to 1/12 of .60% of the average daily net assets of the Income and Growth Portfolio and 1/12 of .45% of the average daily net assets of the U.S. Government/High Quality Portfolio and the Reserve Account Portfolio. The Manager has agreed to waive its fee to the extent that the aggregate expenses of any Portfolio exclusive of taxes, brokerage, interest and extraordinary expenses, such as litigation and indemnification expenses, exceed 1% of the average daily net assets for any fiscal year of the Portfolio. The 1% voluntary expense limitation shall be in effect until it is terminated by notice to shareowners and by supplement to the then current prospectus.

		For the years 1995, 1996 and 1997 the management fee for the Income and Growth Portfolio was $172,705, $164,890, and $109,300, respectively, the management fee for U.S. Government/High Quality
Portfolio was $22,181, $17,828, and $9,382, respectively, and the management fee for the Reserve Account Portfolio was, $10,598, $5,864 and $857, respectively.

		The Management Agreement for each of the Funds Portfolios provides that all other expenses not specifically assumed by the Manager under the Management Agreement on behalf of the Portfolio are borne by the Fund. Expenses payable by the Fund include, but are not limited to, all charges of custodians (including sums as custodian and sums for keeping books and for rendering other services to the Fund) and shareowner servicing agents, expenses of preparing and printing its prospectuses, proxy material, reports and notices sent to shareowners, all expenses of shareowners and Trustees meetings, filing fees and expenses relating to the registration statements, fees of auditors and legal counsel, out-of-pocket expenses of Trustees and fees of Trustees who are not interested persons as defined in the Act, interest, taxes and governmental fees, fees and commissions of every kind, expenses of issue, repurchase or redemption of shares, insurance expense, association membership dues, all other costs incident to the Funds existence and extraordinary expenses such as litigation and indemnification expenses. Direct expenses of each Portfolio of the Fund, including but not limited to the respective management fees, are charged to that Portfolio, and general trust expenses are allocated among the Portfolios on the basis of relative net assets. No sales or promotion expenses are incurred by the Fund, but expenses incurred in complying with laws regulating the issue or sale of the Funds shares, which are paid by the Fund, are not deemed sales or promotion expenses.

		Smith Barney distributes shares of the Fund as principal underwriter. In addition, brokerage is allocated to Smith Barney, provided that, in the judgment of the Trustees of the Fund, the commission, fee or other remuneration received or to be received by Smith Barney (or any broker/dealer affiliate of Smith Barney that is also a member of a securities exchange) is reasonable and fair compared to the commission, fee or other remuneration received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during the same or comparable period of time. In all trades to be directed to Smith Barney, the Fund has been assured that its orders will be accorded priority over those received from Smith Barney for its own account or for any of its Trustees, officers or employees. It may expect that the preponderance of transactions in the Government/High Quality
Portfolio and the Reserve Account Portfolio will be principal transactions, and the Fund will not deal with Smith Barney in any transaction in which Smith Barney acts as principal.

		During fiscal year 1997 the total amount of commissionable transactions was $28,199, (60.8%) of which was directed to other brokers and $11,060 (39.2%) of which was directed to Smith Barney.
Shown below are the total brokerage fees paid by the Fund for each of the past three years on behalf of the Income and Growth
Portfolio, the portion paid to Smith Barney and the portion paid to other brokers for the execution of orders allocated in consideration of research and statistical services or solely for their ability to execute the order.



Commissions
					To Others For
					Execution and
				For Execution Only	Research and
						   Statistical
		   Total  	    To Smith Barney    	To Others	     Services

	1995	$41,731	$15,990	38.3%	$  -0-	-0-%
	$25,741	61.7 %
	1996	$49,776	$16,187	32.5%	$  -0-	-0-%
	$33,589	67.5%
	1997	$28,199	$11,060	39.2%	$  -0- 	-0-%	$17,139	60.8%

	The Board of Trustees of the Fund has adopted certain policies and procedures incorporating the standard of Rule l7e-l issued by the Securities and Exchange Commission under the Act which requires that the commissions paid to Smith Barney must be reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities during a comparable period of time. The Rule and the policy and procedures also contain review requirements and require the Manager to furnish reports to the Board of Trustees and to maintain records in connection with such reviews.


VOTING RIGHTS

		The Trustees themselves have the power to alter the number and the terms of office of the Trustees, and they may at any time lengthen their own terms or make their terms of unlimited duration (subject to certain removal procedures) and appoint their own successors, provided that in accordance with the Act always at least a majority, but in most instances, at least two-thirds of the Trustees have been elected by the shareowners of the Fund.
Shares do not have cumulative voting rights and therefore the owners of more than 50% of the outstanding shares of the Fund may elect all of the Trustees irrespective of the votes of other shareowners. Shares of the Fund entitle their owners to one vote per share; however, on any matter submitted to a vote of the shareowners, all shares then entitled to vote will be voted by individual Portfolio unless otherwise required by the Investment
Company Act of 1940 (in which case all shares will be voted in the aggregate). For example, a change in investment policy for a Portfolio would be voted upon only by shareowners of the Portfolio involved. Additionally, approval of each Portfolios management agreement is a matter to be determined separately by that Portfolio. Approval of a proposal by the shareowners of one
Portfolio is effective as to that Portfolio whether or not enough votes are received from the shareowners of the other Portfolio to approve the proposal as to that Portfolio. As of April 8, 1998, Nationwide Life Insurance Co. owned 826,543.078 (100%) of the outstanding shares of the Income and Growth Portfolio, 101,002.640
(100%) of the outstanding shares of the U.S. Government/High
Quality Securities Portfolio, and 12,276.922 (100%) of the outstanding shares of the Reserve Account Portfolio.


FINANCIAL STATEMENTS

		The following financial information is hereby incorporated by reference to the Funds December 31, 1997 Annual Report to
Shareholders a copy of which is furnished with this Statement of Additional Information:

			Independent Auditors Report
			Statements of Assets and Liabilities as of December
31, 1997
			Schedules of Investments as of December 31, 1997 Statements of Operations for the year ended December
31, 1997
			Statements of Changes in Net Assets for the years ended December 31, 1997 and 1996
			Notes to Financial Statements
			Financial Highlights


APPENDIX - RATINGS OF DEBT OBLIGATIONS

BOND (AND NOTES) RATINGS

Moodys Investors Service, Inc.

	Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as gilt edged. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

	Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long term risks appear somewhat larger than in Aaa securities.

	A - Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate by elements may be present that suggest a susceptibility to impairment sometime in the future.
Baa - Bonds that are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

	Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

	B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

	Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree.
Such issues are often in default or have other marked shortcomings.

C - Bonds which are rated C are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

	Con (..) - Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

	Note: The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.
Standard & Poors Ratings Group

	AAA - Debt rated AAA has the highest rating assigned by Standard & Poors. Capacity to pay interest and repay principal is extremely strong.

	AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A- Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

	BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

	BB, B, CCC, CC, C - Debt rated BB, B, CCC, CC and C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

	Plus (+) or Minus (-): The ratings from AA to B may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Provisional Ratings: The letter p indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise judgment with respect to such likelihood and risk.

	L The letter L indicates that the rating pertains to the principal amount of those bonds where the underlying deposit collateral is fully insured by the Federal Savings & Loan Insurance Corp. or the Federal Deposit Insurance Corp.

	 Continuance of the rating is contingent upon S&Ps receipt of closing documentation confirming investments and cash flow.

	* Continuance of the rating is contingent upon S&Ps receipt of an executed copy of the escrow agreement.

	NR Indicates no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

COMMERCIAL PAPER RATINGS

Moodys Investors Service, Inc.

	Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial changes and high internal cash generation; well-established access to a range of financial markets and assured sources of alternate liquidity.

	Issuers rated Prime-2 (or related supporting institutions) have strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

 Standard & Poors Ratings Group

A-1 - This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issuers determined to possess overwhelming safety characteristics will be denoted with a plus (+) sign designation.

	A-2 - Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.

u:\funds\$sva\1998\secdocs\sai98.doc	19


PART C
Form N-1A

Information required to be included in Part C is set forth under the appropriate item, so numbered in Part C of this Post-Effective Amendment to the Registration Statement.


	PART C  Other Information

Item 24 .  Financial Statements and Exhibits
	     Location In:
		(a)	Financial Statements	Part A
	Part B Annual Report

		Statements of Assets and Liabilities
		as of December 31, 1997	--	*

		Statements of Operations for the
		year ended December 31, 1997	--	*

		Statements of Changes in Net Assets for
		the years ended December 31, 1997 and 1996	--	*

		Notes to Financial Statements	--	*

_________________________________
*See the Annual Report to Shareholders which is incorporated by reference in the Statement of Additional Information.

All other statements and schedules are omitted because they are not applicable or the required information is shown in the financial statements or notes thereto.

		(b)	Exhibits

		(1)	Declaration of Trust dated as of December 18, 1986 is
incorporated herein by reference to Exhibit 1 to Pre-Effective Amendment No. 1 to the Registration Statement N. 33-10839.

		(2)	Bylaws of the Trust are incorporated by reference to
Exhibit 2 to Pre-Effective Amendment No. 4.

		(3)	Not applicable.

		(4)	Not applicable.

		(5)	(a)	Management Agreement between the Income and
Growth Portfolio and Smith, Barney Advisers, Inc. is incorporated by reference to Exhibit 5(a)(i) to Pre-Effective Amendment No. 4.

			(b)	Management Agreement between U.S.
Government/High Quality Securities Portfolio and Smith, Barney Advisers, Inc. by reference to Exhibit 5(a)(ii) to Pre-Effective Amendment No. 4.

			(c)	Management Agreement between Reserve Account
Portfolio and Smith Barney Advisers, Inc. is incorporated by reference to Exhibit
(5)(a)(iii) to Pre-Effective Amendment No. 4.

			(d)	Subadvisory Agreement between Smith, Barney
Advisers, Inc. and Smith Barney, Harris Upham & Co. Incorporated is incorporated by reference to Exhibit (5)(b) to Pre-Effective Amendment No. 4.

		(6)	Distribution Agreement between Smith Barney Variable
Account Funds and Smith Barney, Harris Upham & Co. Incorporated is incorporated by reference to Exhibit 6(a) to Pre-Effective Amendment No. 4.

		(7)	Not applicable.

		(8)	Custodian Agreement between Registrant and Provident
National Bank is incorporated herein by reference to Exhibit 8 to Pre-
Effective
Amendment No. 4.

		(9)	(a) 	Transfer Agency Agreement between Registrant and
Provident Financial 	Processing Corp. is incorporated herein by reference
to Exhibit 9 to Pre-Effective Amendment No. 4.

			(b)	Form of Transfer Agency Agreement between
Registrant and First Data Investor  Services Group, Inc. (filed herewith)

		(10)	(a)	Opinion of Sullivan & Cromwell is incorporated
by reference to Pre-Effective Amendment No. 1.

			(b)	Opinion of Gaston & Snow is incorporated herein
by reference to Exhibit 10 to Pre-Effective Amendment No. 4.

		(11)	(i)	Auditors Report (see the Annual Report to
Shareholders which is incorporated by reference in the Statement of
Additional
Information)
			(ii)	Auditors Consent (filed herewith)

		(12)	Not applicable.

		(13)	Subscription Agreement between the Fund and Smith,
Barney Advisers, Inc. dated June 27, 1989 is incorporated herein by reference to Exhibit 13 to Pre-Effective Amendment No. 4.

		(14)	Not applicable.

		(15)	Not applicable.

		(16) Schedule for Comparison of Performance Quotation is incorporated herein by reference to Exhibit 16 of Post Effective Amendment No. 8.

		(17)	Financial Data Schedule (filed herewith)

		(18) Plan 3 pursuant to Rule 18f-3 is incorporated by reference to Exhibit 18 to Post-Effective Amendment No. 7

Item 25.  Persons Controlled by or under Common Control with Registrant.

		The Registrant is not controlled directly or indirectly by any person. Information with respect to the Registrants investment manager is set forth under the caption Management in the prospectus included in Part
A of this Amendment to the Registration Statement on Form N-1A.

Item 26.  Number of Holders of Securities

		Number of Record Holders
		Title of Class	on April 23, 1998
	Income and Growth Portfolio 	1
		U.S. Government/High Quality Securities Portfolio 	1
		Reserve Account Portfolio	1

Item 27.  Indemnification

		Reference is made to ARTICLE V of Registrants Declaration of Trust for a complete statement of its terms. Section 52. of ARTICLE V provides: No Trustee, officer, employee or agent of the Trust shall be liable to the Trust, its Shareholders, or to any Shareholder, Trustee, officer, employee or agent thereof for any action or failure to act (including without limitation the failure to compel in any way any former or acting Trustee to redress any breach of trust) except for his own bad faith, willful misfeasance, gross negligence or reckless disregard of his or its duties. Emphasis added.

Item 28.  Business and other Connections of the Manager and Investment
Adviser

		See the material under the caption Management included in Part A (Prospectus) of this Registration Statement and the material appearing under the caption Management Agreements included in Part B (Statement of Additional Information) of this Registration Statement.

	Information as to the Directors and Officers of Mutual Management Corp. is included in its Form ADV (File no. 801-8314), filed with the Commission, which is incorporated herein by reference thereto.

Item 29.  Principal Underwriters

	(a) Smith Barney Inc. (Smith Barney) also acts as principal underwriter for


Smith Barney Inc. (Smith Barney) currently acts as a distributor for Concert Allocation Series; Concert Investment Series; Consulting Group Capital Markets
Funds; Global Horizons Investment Series (Cayman Islands); Greenwich Street California Municipal Fund Inc.; Greenwich Street Municipal Fund Inc.; Greenwich Street Series Fund; High Income Opportunity Fund
Inc.; The Italy Fund Inc.; Managed High Income Portfolio Inc.; Managed Municipals Portfolio II Inc.; Managed Municipals Portfolio Inc.; Municipal High
Income Fund Inc.; Puerto Rico Daily Liquidity Fund Inc.; Smith Barney Adjustable Rate Government Income Fund; Smith Barney Aggressive Growth Fund Inc.; Smith Barney Appreciation Fund Inc.; Smith Barney Arizona
Municipals Fund Inc.; Smith Barney California Municipals Fund Inc.; Smith Barney Concert Allocation Series Inc.; Smith Barney Small Cap Blend Fund, Inc.; Smith Barney Equity Funds; Smith Barney Fundamental
Value Fund Inc.; Smith Barney Funds, Inc.; Smith Barney Income Funds; Smith Barney Income Trust; Smith Barney Institutional Cash Management Fund, Inc.; Smith Barney Intermediate Municipal Fund, Inc.; Smith
Barney Investment Funds Inc.; Smith Barney Investment Trust; Smith Barney Managed Governments Fund Inc.; Smith Barney Managed Municipals Fund Inc.; Smith Barney Massachusetts Municipals Fund; Smith Barney
Money Funds, Inc.; Smith Barney Muni Funds; Smith Barney Municipal Fund, Inc.; Smith Barney Municipal Money Market Fund, Inc.; Smith Barney Natural Resources Fund Inc.; Smith Barney New Jersey Municipals Fund Inc.; Smith Barney Oregon Municipals Fund Inc.; Smith Barney Principal Return Fund; Smith Barney Puerto Rico Equity Index and Income Fund Smith Barney Telecommunications Trust; Smith Barney Variable Account Funds; Smith Barney World Funds, Inc.; Smith Barney Worldwide Special Fund N.V. (Netherlands Antilles); Travelers Series Fund Inc.; The USA High Yield Fund N.V.; Worldwide Securities Limited (Bermuda); Zenix Income Fund Inc. and various series of unit investment trusts.


	(b) The information required by this Item 29 with respect to each director and officer of Smith Barney is incorporated by reference to Schedule A of Form BD filed by Smith Barney pursuant to the Securities Exchange Act of 1934 (SEC File No. 8-8177)

		(c) not applicable

Item 30.	Location of Accounts and Records

		PNC Bank, National Association, 17th and Chestnut Streets, Philadelphia, Pennsylvania 19103, and First Data Investor Services Group, Inc., Exchange Place, Boston, Massachusetts 02109-2873, will maintain the custodian and the shareholders servicing agent records, respectively required by Section 31(a) of the Investment Company Act of 1940, as amended (the 1940
Act).
	All other records required by Section 31(a) of the 1940 Act are maintained at the offices of the Registrant at 388 Greenwich Street, New York, New York 10013 (and preserved for the periods specified by Rule
31a-2 of the 1940 Act) .

Item 31.	Management Services

	Not applicable.

Item 32.	Undertakings

	(a) Not applicable

	(b) Not applicable

	(c) Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of Registrants latest report to shareholders, upon request and without charge.

	SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the
Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, and where applicable, the true and lawful attorney-in-fact, thereto duly authorized, in the City of New
York, and State of New York on the 30th day of April 1998.

	SMITH BARNEY VARIABLE ACCOUNT FUNDS

	By/s/ Heath B. McLendon
	Heath B. McLendon
	Chairman of the Board and
	Chief Executive Officer

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signatures				Title					Date

/s/ Heath B. McLendon      	Chairman of the Board	April 30, 1998
(Heath B. McLendon)	and Chief Executive Officer


/s/ Lewis E. Daidone        		Senior Vice President
(Lewis E. Daidone)			and Treasurer		April 30, 1998


Joseph H. Fleiss*          		Trustee			April 30, 1998
(Joseph H. Fleiss)

Donald R. Foley*          		Trustee			April 30, 1998
(Donald R. Foley)

Paul Hardin*                           	Trustee			April
30,1998
(Paul Hardin)

Roderick C. Rasmussen*  		Trustee			April 30, 1998
(Roderick C. Rasmussen)

John P. Toolan*             		Trustee			April 30, 1998
(John P. Toolan)


*By: /s/ Christina T. Sydor               				April 30,
1998
   Christina T. Sydor
   Pursuant to Power of Attorney





	EXHIBIT INDEX

	Auditors Consent

	Financial Data Schedule

	Cover Letter to SEC